INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the net deferred income tax liability
Balance at beginning of year	$ (686.4)	$ (683.5)
Recognized in income from continuing operations	(108.5)	(12.6)
Recognized in other comprehensive income	16.3	(3.8)
Acquisition of tax deductions	(14.9)	(13.9)
Business acquisitions	(4.1)
Discontinued operations and other	(18.7)	(0.4)
Balance at end of year	$ (786.5)	$ (686.4)